PROPERTY, PLANT AND EQUIPMENT (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ 59,510,863
Depreciation	(3,695,615)	$ (3,419,820)	$ (3,107,746)
End of the year	74,552,728	59,510,863
Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	31,687,288
End of the year	32,096,888	31,687,288
Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	7,207,835
End of the year	8,502,651	7,207,835
Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	18,449
End of the year	17,550	18,449
Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	423,428
End of the year	442,647	423,428
Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	60,666
End of the year	58,856	60,666
Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	39,397,666
End of the year	41,118,592	39,397,666
Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	61,467
End of the year	10,108,485	61,467
Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,328,033
End of the year	1,256,207	1,328,033
Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	3,349,945
End of the year	7,763,817	3,349,945
Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	128,348
End of the year	586,027	128,348
Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	178,491
End of the year	155,623	178,491
Subtotal Assets Related to Other Services and Production and Commercialization of Liquids [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	5,046,284
End of the year	19,870,159	5,046,284
Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	165,136
End of the year	354,139	165,136
Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,357,927
End of the year	1,726,401	1,357,927
Facilities and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	158,319
End of the year	147,489	158,319
Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	355,487
End of the year	454,273	355,487
UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	223
End of the year	0	223
Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	756,841
End of the year	1,200,936	756,841
Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	134,645
End of the year	172,700	134,645
Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	7,232
End of the year	5,995	7,232
Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,363,440
End of the year	3,142,321	2,363,440
Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	551,061
End of the year	466,905	551,061
Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	9,216,602
End of the year	5,892,818	9,216,602
Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	124,700,420	117,938,650
Additions	18,838,338	10,624,291
Retirements	247,963	3,862,521
Transfers	0	0
End of the year	143,290,795	124,700,420	117,938,650
Cost [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	61,419,814	60,167,955
Additions	0	0
Retirements	13,330	27,845
Transfers	1,933,215	1,279,704
End of the year	63,339,699	61,419,814	60,167,955
Cost [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	23,468,780	22,369,570
Additions	399,897	0
Retirements	179,885	474,819
Transfers	2,033,984	1,574,029
End of the year	25,722,776	23,468,780	22,369,570
Cost [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	26,488	26,488
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	26,488	26,488	26,488
Cost [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,091,798	2,093,130
Additions	0	1,663
Retirements	0	9,150
Transfers	76,900	6,155
End of the year	2,168,698	2,091,798	2,093,130
Cost [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	413,717	407,598
Additions	0	0
Retirements	0	2,046
Transfers	7,440	8,165
End of the year	421,157	413,717	407,598
Cost [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	87,420,597	85,064,741
Additions	399,897	1,663
Retirements	193,215	513,860
Transfers	4,051,539	2,868,053
End of the year	91,678,818	87,420,597	85,064,741
Cost [Member] | Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	124,829	124,829
Additions	0	0
Retirements	0	0
Transfers	10,109,995	0
End of the year	10,234,824	124,829	124,829
Cost [Member] | Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,910,728	1,898,166
Additions	0	0
Retirements	0	4,330
Transfers	145,605	16,892
End of the year	2,056,333	1,910,728	1,898,166
Cost [Member] | Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	13,326,401	13,744,847
Additions	0	9,207
Retirements	0	1,029,228
Transfers	4,726,393	601,575
End of the year	18,052,794	13,326,401	13,744,847
Cost [Member] | Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	160,534	160,534
Additions	11,284	0
Retirements	0	0
Transfers	457,977	0
End of the year	629,795	160,534	160,534
Cost [Member] | Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	254,016	254,016
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	254,016	254,016	254,016
Cost [Member] | Subtotal Assets Related to Other Services and Production and Commercialization of Liquids [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	15,776,508	16,182,392
Additions	11,284	9,207
Retirements	0	1,033,558
Transfers	15,439,970	618,467
End of the year	31,227,762	15,776,508	16,182,392
Cost [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	165,136	110,509
Additions	189,003	54,627
Retirements	0	0
Transfers	0	0
End of the year	354,139	165,136	110,509
Cost [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	3,119,619	3,053,615
Additions	0	0
Retirements	948	73,980
Transfers	428,387	139,984
End of the year	3,547,058	3,119,619	3,053,615
Cost [Member] | Facilities and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	263,700	255,239
Additions	0	0
Retirements	0	18,078
Transfers	97	26,539
End of the year	263,797	263,700	255,239
Cost [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	933,683	790,333
Additions	172,586	199,925
Retirements	7,758	73,467
Transfers	6,207	16,892
End of the year	1,104,718	933,683	790,333
Cost [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	909	0
Additions	0	909
Retirements	0	0
Transfers	0	0
End of the year	909	909	0
Cost [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	4,177,609	5,762,314
Additions	3,440	258
Retirements	0	2,085,323
Transfers	662,582	500,360
End of the year	4,843,631	4,177,609	5,762,314
Cost [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	455,370	405,725
Additions	80,860	58,593
Retirements	24,497	8,948
Transfers	0	0
End of the year	511,733	455,370	405,725
Cost [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	228,540	228,380
Additions	0	0
Retirements	0	0
Transfers	0	160
End of the year	228,540	228,540	228,380
Cost [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,363,440	2,419,633
Additions	2,259,125	880,423
Retirements	21,545	55,307
Transfers	(1,458,699)	(881,309)
End of the year	3,142,321	2,363,440	2,419,633
Cost [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	578,707	236,471
Additions	0	0
Retirements	0	0
Transfers	(84,156)	342,236
End of the year	494,551	578,707	236,471
Cost [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	9,216,602	3,429,298
Additions	15,722,143	9,418,686
Retirements	0	0
Transfers	(19,045,927)	(3,631,382)
End of the year	5,892,818	9,216,602	3,429,298
Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(65,189,557)	(65,388,407)
Retirements	(147,105)	(3,618,670)
Depreciation	(3,695,615)	(3,419,820)
End of the year	(68,738,067)	(65,189,557)	(65,388,407)
Depreciation [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(29,732,526)	(28,257,137)
Retirements	(7,747)	(461)
Depreciation	$ (1,518,032)	$ (1,475,850)
Depreciation rate %	2.20%	2.20%
End of the year	$ (31,242,811)	$ (29,732,526)	(28,257,137)
Depreciation [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(16,260,945)	(15,721,120)
Retirements	(108,445)	(429,105)
Depreciation	(1,067,625)	(968,930)
End of the year	$ (17,220,125)	$ (16,260,945)	(15,721,120)
Depreciation [Member] | Compressor Plants [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	3.30%	3.30%
Depreciation [Member] | Compressor Plants [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	25.00%	25.00%
Depreciation [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ (8,039)	$ (7,141)
Retirements	0	0
Depreciation	$ (899)	$ (898)
Depreciation rate %	3.30%	3.30%
End of the year	$ (8,938)	$ (8,039)	(7,141)
Depreciation [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(1,668,370)	(1,620,632)
Retirements	0	(7,942)
Depreciation	$ (57,681)	$ (55,680)
Depreciation rate %	4.00%	4.00%
End of the year	$ (1,726,051)	$ (1,668,370)	(1,620,632)
Depreciation [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(353,051)	(346,264)
Retirements	0	(2,046)
Depreciation	$ (9,250)	$ (8,833)
Depreciation rate %	6.70%	6.70%
End of the year	$ (362,301)	$ (353,051)	(346,264)
Depreciation [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(48,022,931)	(45,952,294)
Retirements	(116,192)	(439,554)
Depreciation	(2,653,487)	(2,510,191)
End of the year	(50,560,226)	(48,022,931)	(45,952,294)
Depreciation [Member] | Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(63,362)	(61,868)
Retirements	0	0
Depreciation	$ (62,977)	$ (1,494)
Depreciation rate %	2.20%	2.20%
End of the year	$ (126,339)	$ (63,362)	(61,868)
Depreciation [Member] | Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(582,695)	(395,448)
Retirements	0	(808)
Depreciation	(217,431)	(188,055)
End of the year	$ (800,126)	$ (582,695)	(395,448)
Depreciation [Member] | Non-regulated segment Compressor plants [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	3.30%	3.30%
Depreciation [Member] | Non-regulated segment Compressor plants [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	25.00%	25.00%
Depreciation [Member] | Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ (9,976,456)	$ (10,676,085)
Retirements	0	(950,340)
Depreciation	$ (312,521)	$ (250,711)
Depreciation rate %	3.30%	3.30%
End of the year	$ (10,288,977)	$ (9,976,456)	(10,676,085)
Depreciation [Member] | Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(32,186)	(25,765)
Retirements	0	0
Depreciation	$ (11,582)	$ (6,421)
Depreciation rate %	4.00%	4.00%
End of the year	$ (43,768)	$ (32,186)	(25,765)
Depreciation [Member] | Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(75,525)	(52,658)
Retirements	0	0
Depreciation	$ (22,868)	$ (22,867)
Depreciation rate %	6.70%	6.70%
End of the year	$ (98,393)	$ (75,525)	(52,658)
Depreciation [Member] | Subtotal Assets Related to Other Services and Production and Commercialization of Liquids [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(10,730,224)	(11,211,824)
Retirements	0	(951,148)
Depreciation	(627,379)	(469,548)
End of the year	(11,357,603)	(10,730,224)	(11,211,824)
Depreciation [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
End of the year	$ 0	$ 0	0
Depreciation [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(1,761,692)	(1,765,318)
Retirements	(11)	(58,701)
Depreciation	$ (58,976)	$ (55,075)
Depreciation rate %	2.00%	2.00%
End of the year	$ (1,820,657)	$ (1,761,692)	(1,765,318)
Depreciation [Member] | Facilities and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(105,381)	(103,710)
Retirements	0	(9,419)
Depreciation	$ (10,927)	$ (11,090)
Depreciation rate %	4.00%	4.00%
End of the year	$ (116,308)	$ (105,381)	(103,710)
Depreciation [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(578,196)	(609,507)
Retirements	(7,758)	(73,206)
Depreciation	(80,007)	(41,895)
End of the year	$ (650,445)	$ (578,196)	(609,507)
Depreciation [Member] | Machinery, Equipment and Tools [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation [Member] | Machinery, Equipment and Tools [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	10.00%	10.00%
Depreciation [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ (686)	$ 0
Retirements	0	0
Depreciation	(223)	(686)
End of the year	$ (909)	$ (686)	0
Depreciation [Member] | UT Machinery, Equipment and Tools [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation [Member] | UT Machinery, Equipment and Tools [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	10.00%	10.00%
Depreciation [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ (3,420,768)	$ (5,203,218)
Retirements	0	(2,078,177)
Depreciation	(221,927)	(295,727)
End of the year	$ (3,642,695)	$ (3,420,768)	(5,203,218)
Depreciation [Member] | Computers and Telecommunication Systems [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation [Member] | Computers and Telecommunication Systems [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	20.00%	20.00%
Depreciation [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ (320,725)	$ (294,870)
Retirements	(23,144)	(8,465)
Depreciation	$ (41,452)	$ (34,320)
Depreciation rate %	20.00%	20.00%
End of the year	$ (339,033)	$ (320,725)	(294,870)
Depreciation [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(221,308)	(220,020)
Retirements	0	0
Depreciation	$ (1,237)	$ (1,288)
Depreciation rate %	10.00%	10.00%
End of the year	$ (222,545)	$ (221,308)	(220,020)
Depreciation [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
End of the year	$ 0	$ 0	0
Depreciation [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(27,646)	(27,646)
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
End of the year	$ (27,646)	$ (27,646)	(27,646)
Depreciation [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
End of the year	$ 0	$ 0	$ 0